COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 19 - COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of December 31, 2022, the Company has $8,249 in outstanding letters of credit and guarantees. Letters of credit and guarantees are being secured either by the same amounts in restricted cash with commercial banks (see note 2) or with deposits provided to customers which serve as cash collateral in order to guarantee the performance and quality of services provided to the customers.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Legal Proceedings (continued)

Inquiry Proceedings

On June 24, 2021, a minority shareholder of the Company initiated inquiry proceedings before the Enterprise Chamber of the Amsterdam Court of Appeal (the “Court”) which is a specialized court dedicated to resolving corporate disputes. The shareholder has requested the Court to appoint an investigator on behalf of the Court in accordance with Dutch law, to investigate certain activities of the Company that have been previously disclosed by the Company in its periodic filings with the SEC for the fiscal years ended December 31, 2020 and 2019. The shareholder has not requested the Court to order preliminary relief, but has requested the Court to order the registrant to pay the costs of the proceedings. On June 2022, the Court rendered its judgement after reviewing all filings and a court hearing. The Court accepted ICTS’s defense on all items except two and appointed an investigator to examine those two items. The two items are: The conversion of loans in 2019 from a related party at a share price of $0.40 and the issuance of shares to directors and certain employees in 2019 at a share price of $0.40. The Company expects the investigator to provide his report to the court during 2023.

White Line

In 2017, the company invested $3,500 in White Line B.V., a limited Company incorporated in the Netherlands, representing 10% of the issued and outstanding share capital of White Line B.V.

The Company had an agreement with an entity related to its main shareholder, according to which, if the value of this investment decreased, the related party entity has guaranteed to repurchase this full investment in minimum amount of $3,500. In December 2018, the related party entity purchased the full investment from the Company for $3,500. In 2021, the Company has a dispute with White Line B.V. as certain items disclosed in White Line B.V. financials appeared questionable. ICTS requested the Court to instruct White Line to disclose certain documents. As the economical ownership is not within the Company anymore, the Company has no financial exposure on this dispute. On November 2022, the Appeal Court of Amsterdam rendered its judgement after reviewing all filings and a court hearing. The Court rejected the Company’s request for disclosure of documents.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,191 as of December 31, 2022).

In March 2016, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries (see note 13). The fees depend on the outcome of the assignment and are between 2%-5% of the sale consideration but not less than $4,000. In February 2019, the agreement was amended. According to the amendment, in case that less than 50% of the voting stock or majority of the subsidiary assets are being sold, the transaction fee will be 5% of the sale consideration but not lower than $3,000. In January 2022, the agreement was amended so that the fees will be 2%-3% of the sale consideration but not less than $4,000 and with a cap of $20,000. In case that less than 50% of the voting stock or majority of the subsidiary assets are being sold the transaction fee will be 5% of the sale consideration but not lower than $4,000.

Employment Agreements

In December 2022, the Company entered into an employment agreement with a third party to serve as the CEO of one of the Company’s subsidiaries. According to the agreement the employee is entitled to annual target bonus. The annual target bonus is based on achievement of targets as should be defined by the subsidiary’s board of directors. The bonus shall be equal to 10% of the EBIDA (excluding the applicable taxes).